RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

At December 31, 2014, the Company was indebted to an affiliated shareholder of the Company for $840,955, which consisted of $737,100 principal and $103,895 accrued interest, with interest accruing at 10%. On January 2, 2014, the Company entered into a Debt Modification Agreement whereby the total amount of the debt was reduced to $750,000 and no interest accrued until December 31, 2015. $500,000 of the debt is convertible into 50,000 Series C Convertible Preferred Shares of KAYS. The remaining $250,000 is not convertible and booked in related party notes payable as of September 30, 2024.

In 2019, the Company entered into amended consulting agreements with Tudog International Consulting, Inc. which provides CEO services to the Company through Craig Frank, an Officer of the Company and BMN Consultants, Inc. which provides business development and financial consulting services to the Company through William David Jones, a non-officer Consultant to the Company. Pursuant to the amended consulting agreements, each entity is entitled to monthly compensation of $25,000. Due to the liquidity of the Company, compensation was paid partially over the periods. As of March 31, 2024, the accrued compensation was approximately $500,000.   By agreement of the parties, the accrued compensation will not be paid until December 1, 2026 and has been recorded as a long-term liability. As of September 30, 2024, the Company also had $627,278 of accrued compensation due to Tudog International Consulting, Inc. and BMN Consultants, Inc.

On July 28, 2021 the Company announced that all terms had been satisfied. Pursuant to the terms of the settlement, Bruce Burwick surrendered to KAYS 1,006,671 shares of our common stock issued to him in connection with the transaction (800,003 shares which were issued for the facility purchase, 166,667 shares which were issued for $250,000 in cash and 40,001 shares which were issued as annual compensation for Burwick serving as a director of KAYS). The shares have been submitted to KAYS' transfer agent for cancellation. In addition, the Company received clear title to the warehouse facility, which enables the Company to sell it without restriction. As part of the settlement, Burwick received $160,000 from the net proceeds of the sale of the facility's grow license to an unrelated third party, resigned from the Company's board of directors and agreed to work as a non-exclusive consultant to the Company for the next four years for a yearly fee of $35,000.00. As of September 30, 2024, the Company had $138,227 due to Bruce.

In 2023, The Tudog Group, BMN Consultants, Inc, Inc and 495 Oxford Consulting, Inc which all provide services to the Company through Craig Frank and William David Jones, forgiven totally $38,329 of payable expense. The payable forgiveness were recorded as Additional paid in capital.

On September 5, 2024, the Board of Directors approved the issuance of 1,000,000 shares of common stock to FDT Oregon 1 LLC owners who are also the Company’s related party to acquire equity interest of FDT Oregon 1 LLC.

NOTE 12 – RELATED PARTY TRANSACTIONS

At December 31, 2014, the Company was indebted to an affiliated shareholder of the Company for $840,955, which consisted of $737,100 principal and $103,895 accrued interest, with interest accruing at 10%. On January 2, 2014, the Company entered into a Debt Modification Agreement whereby the total amount of the debt was reduced to $750,000 and no interest accrued until December 31, 2015. $500,000 of the debt is convertible into 50,000 Series C Convertible Preferred Shares of KAYS. The remaining $250,000 is not convertible.

In 2019, the Company entered into amended consulting agreements with Tudog International Consulting, Inc. which provides CEO services to the Company through Craig Frank, an Officer of the Company and BMN Consultants, Inc. which provides business development and financial consulting services to the Company through William David Jones, a non-officer Consultant to the Company. Pursuant to the amended consulting agreements, each entity is entitled to monthly compensation of $25,000. Due to the liquidity of the Company, the compensations were paid partially over the periods. As of December 31, 2022, the accrued compensation was approximately $500,000.   By agreement of the parties, the accrued compensation will not be paid until January 1,, 2025 and has been recorded as a long-term liability . As of December 31, 2023, the Company also had $371,773 of accrued compensation due to Tudog International Consulting, Inc. and BMN Consultants, Inc.

On July 28, 2021 the Company announced that all terms had been satisfied. Pursuant to the terms of the settlement, Bruce Burwick surrendered to KAYS 1,006,671 shares of our common stock issued to him in connection with the transaction (800,003 shares which were issued for the facility purchase, 166,667 shares which were issued for $250,000 in cash and 40,001 shares which were issued as annual compensation for Burwick serving as a director of KAYS). The shares have been submitted to KAYS' transfer agent for cancellation. In addition, the Company received clear title to the warehouse facility, which enables the Company to sell it without restriction. As part of the settlement, Burwick received $160,000 from the net proceeds of the sale of the facility's grow license to an unrelated third party, resigned from the Company's board of directors and agreed to work as a non-exclusive consultant to the Company for the next four years for a yearly fee of $35,000.00. As of December 31, 2023, the Company had $138,227 due to Berwick.

On December 1, 2022, the Company priced a its one remaining vehicle with Carvana and received a offer for $14,510 In lieu of accepting the bid and partially paying Mr. Frank’s invoices which were still due from August, 2022, the Company agreed to transfer title to the car to him in settlement of $17,000.00 in fees that were due him in August (these are fees that are not being deferred and would otherwise be paid in cash, and cost the Company $2,490.00 more in fees if the car was sold).

On December 15, 2022 the Board of Directors approved the issuance of a total of 2,100,000 shares as Officer and Director Compensation as follows:1,500,000 shares of common stock to our CEO Craig Frank 300,000 shares to Carries Schwarz 300,000 shares to Mitchell Chupak, as annual award compensation, per their agreements.

In 2023, The Tudog Group, BMN Consultants, Inc, Inc and 495 Oxford Consulting, Inc which all provide services to the Company through Craig Frank and William David Jones, forgiven totally $38,329 of payable expense. The payable forgiveness were recorded as Additional paid in capital.